Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Corporation or the GHR committee view the link between the Corporation’s performance and NEO pay. This disclosure is intended to comply with the requirements of Item 402(v) of Regulation S-K applicable to “smaller reporting companies.”

Required Tabular Disclosure of Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and Item 402(v) of Regulation S-K, the Corporation is providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Corporation. The following table sets forth information concerning Compensation Actually Paid (“CAP”) to the Corporation’s former PEO and non-PEO NEOs versus the Corporation’s total shareholder return (“TSR”) and net income (loss) performance results for the fiscal years ended March 31, 2023 and 2022. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term CAP is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Paid to Named Executive Officers” section above.

The 2023 CAP to the Corporation’s PEO and the average CAP to the Corporation’s non-PEO NEOs reflects the following adjustments required by the applicable SEC rules from the total compensation reported in the Summary Compensation Table (“SCT”):

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return (TSR) ($)(1)	Net Income (Loss) ($ in 000s)(2)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
March 31, 2023	1,132,202	1,263,724	467,157	606,095	9.58	(42,429)
March 31, 2022	1,546,663	2,036,960	915,034	798,678	25.42	(9,819)

Notes:

(1)
Our Total Shareholder Return (“TSR”) for each of the applicable fiscal years is calculated based on a fixed investment of $100 at the applicable measurement point (March 31, 2021) on the same cumulative basis as is used in Item 201(e) of Regulation S-K.
(2)
Net loss is as reported in the Corporation’s consolidated financial statements for the fiscal year ended March 31, 2023.

The 2023 CAP to the Corporation’s PEO and the average CAP to the Corporation’s non-PEO NEOs reflects the following adjustments required by the applicable SEC rules from the total compensation reported in the SCT:

	PEO	Average of Non-PEO NEOs
Total Reported in 2023 SCT	$1,132,202	$467,157
Less: value of equity award reported in the SCT	$(426,799)	$(86,669)
Add: year-end value of equity awards granted in 2023 that are unvested and outstanding	$285,786	$36,999
Add: change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	$205,833	$20,972
Add: fair market value of equity awards granted in 2023 and that vested in 2023	$104,287	$13,714
Add: change in fair value (from prior year-end) of prior year equity awards that vested in 2023	$(37,585)	$153,923
Compensation Actually Paid for 2023	$1,263,724	$606,095

The 2022 CAP to the Corporation’s PEO and the average CAP to the Corporation’s non-PEO NEOs reflects the following adjustments required by the applicable SEC rules from the total compensation reported in the SCT:

	PEO	Average of Non-PEO NEOs
Total Reported in 2022 SCT	$1,546,663	$915,034
Less: value of equity award reported in the SCT	$(926,502)	$(643,796)
Add: year-end value of equity awards granted in 2022 that are unvested and outstanding	$852,297	$321,091
Add: change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	$601,773	$133,460
Add: fair market value of equity awards granted in 2022 and that vested in 2022	$74,741	$56,315
Add: change in fair value (from prior year-end) of prior year equity awards that vested in 2022	$(112,012)	$16,575
Compensation Actually Paid for 2022	$2,036,960	$798,678

In accordance with Item 402(v) of Regulation S-K, the Corporation is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table above.

PEO Total Compensation Amount	$ 1,132,202	$ 1,546,663
PEO Actually Paid Compensation Amount	$ 1,263,724	2,036,960
Adjustment To PEO Compensation, Footnote

The 2023 CAP to the Corporation’s PEO and the average CAP to the Corporation’s non-PEO NEOs reflects the following adjustments required by the applicable SEC rules from the total compensation reported in the SCT:

	PEO	Average of Non-PEO NEOs
Total Reported in 2023 SCT	$1,132,202	$467,157
Less: value of equity award reported in the SCT	$(426,799)	$(86,669)
Add: year-end value of equity awards granted in 2023 that are unvested and outstanding	$285,786	$36,999
Add: change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	$205,833	$20,972
Add: fair market value of equity awards granted in 2023 and that vested in 2023	$104,287	$13,714
Add: change in fair value (from prior year-end) of prior year equity awards that vested in 2023	$(37,585)	$153,923
Compensation Actually Paid for 2023	$1,263,724	$606,095

The 2022 CAP to the Corporation’s PEO and the average CAP to the Corporation’s non-PEO NEOs reflects the following adjustments required by the applicable SEC rules from the total compensation reported in the SCT:

	PEO	Average of Non-PEO NEOs
Total Reported in 2022 SCT	$1,546,663	$915,034
Less: value of equity award reported in the SCT	$(926,502)	$(643,796)
Add: year-end value of equity awards granted in 2022 that are unvested and outstanding	$852,297	$321,091
Add: change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	$601,773	$133,460
Add: fair market value of equity awards granted in 2022 and that vested in 2022	$74,741	$56,315
Add: change in fair value (from prior year-end) of prior year equity awards that vested in 2022	$(112,012)	$16,575
Compensation Actually Paid for 2022	$2,036,960	$798,678

Non-PEO NEO Average Total Compensation Amount	$ 467,157	915,034
Non-PEO NEO Average Compensation Actually Paid Amount	$ 606,095	798,678
Adjustment to Non-PEO NEO Compensation Footnote

The 2023 CAP to the Corporation’s PEO and the average CAP to the Corporation’s non-PEO NEOs reflects the following adjustments required by the applicable SEC rules from the total compensation reported in the SCT:

	PEO	Average of Non-PEO NEOs
Total Reported in 2023 SCT	$1,132,202	$467,157
Less: value of equity award reported in the SCT	$(426,799)	$(86,669)
Add: year-end value of equity awards granted in 2023 that are unvested and outstanding	$285,786	$36,999
Add: change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	$205,833	$20,972
Add: fair market value of equity awards granted in 2023 and that vested in 2023	$104,287	$13,714
Add: change in fair value (from prior year-end) of prior year equity awards that vested in 2023	$(37,585)	$153,923
Compensation Actually Paid for 2023	$1,263,724	$606,095

The 2022 CAP to the Corporation’s PEO and the average CAP to the Corporation’s non-PEO NEOs reflects the following adjustments required by the applicable SEC rules from the total compensation reported in the SCT:

	PEO	Average of Non-PEO NEOs
Total Reported in 2022 SCT	$1,546,663	$915,034
Less: value of equity award reported in the SCT	$(926,502)	$(643,796)
Add: year-end value of equity awards granted in 2022 that are unvested and outstanding	$852,297	$321,091
Add: change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	$601,773	$133,460
Add: fair market value of equity awards granted in 2022 and that vested in 2022	$74,741	$56,315
Add: change in fair value (from prior year-end) of prior year equity awards that vested in 2022	$(112,012)	$16,575
Compensation Actually Paid for 2022	$2,036,960	$798,678

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and TSR

The Corporation does not utilize TSR in its executive compensation program. However, the Corporation does utilize several other performance measures to align executive compensation with performance. As described in more detail above, part of the compensation NEOs are eligible to receive consists of annual performance-based cash bonuses that are designed to provide appropriate incentives to the Corporation’s executives to achieve defined annual corporate goals and to reward executives for individual achievement towards these goals, subject to certain employment criteria. Additionally, the Board views stock options, which are an integral part of the Corporation’s executive compensation program, as related to company performance although not directly tied to TSR, because they provide value only if the market price of the Corporation’s Common Shares increase, and if the executive officer continues in the Corporation’s employment over the vesting period. These stock option awards strongly align the Corporation’s executive officers’ interests with those of its Shareholders by providing a continuing financial incentive to maximize long-term value for Shareholders and by encouraging the Corporation’s executive officers to continue in employment for the long-term.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

Due to the nature of the Corporation’s consolidated financials and primary focus on research and development of novel therapies, the Corporation has not historically utilized net income (loss) as a performance measure for the Corporation’s executive compensation program. As a result, management does not believe there is any meaningful relationship between the Corporation’s net loss and compensation actually paid to the Corporation’s NEOs during the periods presented.

The following graphs set forth the relationship between CAP to the Corporation’s PEO, the average of CAP to the Corporation’s Non-PEO NEOs, and the Corporation's net loss and TSR over the period covering 2023 and 2022.

Total Shareholder Return Amount	$ 9.58	25.42
Net Income (Loss)	(42,429,000)	(9,819,000)
PEO | Adjustment to Compensation Value of Equity Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(426,799)	(926,502)
PEO | Adjustment to Compensation Year-end Value of Equity Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	285,786	852,297
PEO | Adjustment to Compensation Change in Fair Value (from Prior Year-end) of Prior Year Equity Awards that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	205,833	601,773
PEO | Adjustment to Compensation Fair Market Value of Equity Awards Granted in Fiscal Year and that Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,287	74,741
PEO | Adjustment to Compensation Change in fair Value (from Prior Year-end) of Prior Year Equity Awards that Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,585)	(112,012)
Non-PEO NEO | Adjustment to Compensation Value of Equity Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(86,669)	(643,796)
Non-PEO NEO | Adjustment to Compensation Year-end Value of Equity Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,999	321,091
Non-PEO NEO | Adjustment to Compensation Change in Fair Value (from Prior Year-end) of Prior Year Equity Awards that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,972	133,460
Non-PEO NEO | Adjustment to Compensation Fair Market Value of Equity Awards Granted in Fiscal Year and that Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,714	56,315
Non-PEO NEO | Adjustment to Compensation Change in fair Value (from Prior Year-end) of Prior Year Equity Awards that Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 153,923	$ 16,575